ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021
	RMB	RMB
Refundable payment—current	33,031,044	36,977,756
Sales rebate	15,799,815	36,275,780
Accrued payroll and social insurance	27,837,103	34,931,618
Warranty—current	40,252,099	29,854,144
Other taxes payable	15,717,177	17,056,573
Construction payable	5,410,352	10,829,465
Operating lease liabilities—current	—	7,689,187
Employee options payable	24,051,579	2,035,266
Interest payable	453,562	275,178
Other*	9,104,873	22,979,591

Accrued expenses and other current liabilities	171,657,604	198,904,558
*	Other mainly include accrued marketing expenses.

The Group provides limited warranty to its end customers for terms varying from six months to three years, subject to certain conditions, such as normal use. For the electric motor, the Group provides a 24-month or 30,000-kilometer warranty. For lithium-ion battery packs, the Group provides 24-month or 20,000-kilometer warranty or a 36-month or 30,000-kilometer warranty, depending on the model.

For other parts of the Group’s electric scooters, the Group provides quality warranty varying from six months to 24 months depending on the parts. The Group is responsible for replacing or repairing the faulty products during their respective warranty terms.

The Group provides for the estimated costs of warranties at the time revenue is recognized. Factors that affect the Group’s warranty obligation include product defect rates and costs of repair or replacement.

Movement of provision for warranty is as follows:

	For the Year Ended December 31,
	2019	2020	2021
Accrued warranty—beginning of year	48,872,284	59,951,866	59,195,896
Accrual for warranties issued during the year	40,271,444	35,197,541	35,181,557
Warranty claims paid	(22,132,194)	(18,590,107)	(22,554,689)
Pre-existing warranty expired	(7,059,668)	(17,363,404)	(24,034,642)
Accrued warranty—end of year	59,951,866	59,195,896	47,788,122